Subsequent Events	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

The April 2016 Offering

As discussed in Note 1, on April 14, 2016, the Company held closings of a private placement offering (the “April 2016 Offering”) in which the Company sold 1,741,185 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $2,785,896 (before deducting expenses for legal services and agent commissions of the April 2016 Offering).

License Agreement

In April 2016, the Company entered into a license agreement with Big Red LLC (“Big Red”), a company formed in 2008 to commercialize technology developed by the brother of the Company’s CEO. The license agreement was executed so that the Company could pursue commercialization of amplifier inventory purchased from Big Red in March 2016. The Company will utilize this inventory and related technology to process and sell the amplifiers. Future revenue from sales utilizing the amplifier technology will result in a license fee paid to Big Red according to the following schedule:

Net Sales	Royalty Percentage
$0 - $500,000	5.00%
$500,000 - $1,000,000	4.00%
$1,000,000 - $2,000,000	3.50%
$2,000,000 – $5,000,000	3.00%
$5,000,001 and over	2.00%

Issuance of Restricted Stock

On May 22, 2016, The Board of Directors by written consent approved the issuance of following Restricted Stock Awards for a total of 146,000 shares to four employees and one contractor effective March 23, 2016 under the Company’s Equity Incentive Plan. With the exception of one grant for 90,000 shares for a certain employee, these restricted stock awards are subject to a repurchase option in favor of the Company that lapses over a four-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of two years from date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from date of issuance. The Board of Director’s in its written consent approved on May 22, 2016 agreed to amending the vesting schedule for the grant of 90,000 shares which are subject to a repurchase option in favor of the Company that lapses over a three-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of the first year from date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the second and third years from date of issuance.